FAIR VALUE MEASUREMENTS - Life Insurance Policies (Details) - Life Insurance Policies - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	$ 13,809,352	$ 0
Policies purchased	116,053,728	8,161,975
Realized gain on matured/sold policies	9,688,422	105,000
Premiums paid	2,500,623	433,626
Unrealized gain on held policies	14,259,665	5,742,377
Change in estimated fair value	21,447,464	5,413,751
Matured/sold policies	(70,225,793)	(200,000)
Fair value at end of period	$ 83,585,374	$ 13,809,352